Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Taxes
Effective income tax rate	32.70%	38.60%	32.80%	38.10%
Change in income tax rate	1.00%		(4.00%)
Increase in state income taxes and uncertain tax positions	$ 32.8
Decline in state income taxes and uncertain tax positions			$ 66.2